As filed with the Securities and Exchange Commission on February 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March  31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 83.9%
Air Transportation: 3.4%
180,000	United Continental Holdings, Inc. *	$4,208,400
Apparel Manufacturing: 5.8%
500,000	Crocs, Inc. *	7,195,000
Broadcasting:10.3%
1,300,000	Belo Corp.	9,971,000
950,000	Sirius XM Radio, Inc. *	2,745,500
		12,716,500
Employment Services: 3.1%
70,000	Workday, Inc. *	3,815,000
Food Services: 13.1%
500,000	Krispy Kreme Doughnuts, Inc. *	4,690,000
1,345,000	Luby's, Inc. * 1, 2	8,998,050
178,900	Rocky Mountain Chocolate Factory, Inc. 1	1,889,184
10,000	Starbucks Corp.	536,200
		16,113,434
General Manufacturing: 11.8%
514,300	A.T. Cross Co. - Class A * 1	5,544,154
100,000	Texas Industries, Inc. *	5,101,000
100,000	Trinity Industries, Inc.	3,582,000
30,700	U.S. Concrete, Inc. *	277,835
		14,504,989
Internet Services: 2.2%
100,000	Facebook, Inc. *	2,663,000
Mining, Oil & Gas Extraction: 8.5%
150,000	Chesapeake Energy Corp.	2,493,000
30,000	Halliburton Co.	1,040,700
1,900,000	HyperDynamics Corp. *	1,136,010
35,000	LinnCo, LLC *	1,264,900
20,000	National Oilwell Varco, Inc.	1,367,000
500,000	SandRidge Energy, Inc. *	3,175,000
		10,476,610
Motor Vehicle Manufacturing: 1.1%
15,000	Toyota Motor Corp. - ADR	1,398,750
Movie Production & Theaters: 3.5%
165,000	Cinemark Holdings, Inc.	4,286,700
Publishing Industries: 3.8%
1,020,000	A.H. Belo Corp. - Class A 1	4,743,000
Rail Transportation: 6.6%
50,000	Kansas City Southern	4,174,000
31,000	Union Pacific Corp.	3,897,320
		8,071,320
Retail Trade: 7.9%
250,000	Chico's FAS, Inc. *	4,615,000
100,000	Michael Kors Holdings Ltd. *	5,103,000
		9,718,000

Transportation Equipment: 2.8%
45,000	The Boeing Co.	3,391,200
TOTAL COMMON STOCKS
(Cost $92,429,165)		103,301,903
PARTNERSHIP & TRUST: 11.9%
Land Ownership & Leasing: 11.9%
273,100	Texas Pacific Land Trust 1, 2	14,591,733
TOTAL PARTNERSHIP & TRUST
(Cost $8,135,719)		14,591,733
Contracts
(100 shares per contract)
Call Options Purchased: 2.8%
Apparel Manufacturing: 1.2%
1,600	Nike, Inc., Expiration: January, 2013, Exercise Price: $42.50	1,472,000
Motor Vehicle Manufacturing: 0.8%
500	Toyota Motor Corp., Expiration: July, 2013, Exercise Price: $75.00	947,500
Transportation Equipment: 0.8%
500	The Boeing Co., Expiration: February, 2013, Exercise Price: $65.00	535,000
200	Cummins, Inc., Expiration: June, 2013, Exercise Price: $85.00	488,000
		1,023,000
TOTAL CALL OPTIONS PURCHASED
(Cost $2,858,690)		3,442,500

Shares
SHORT-TERM INVESTMENT: 0.0% 3
Money Market Fund: 0.0% 3
316	Fidelity Money Market Portfolio - Select Class, 0.09% 4	316
TOTAL SHORT-TERM INVESTMENT
(Cost $316)		316
TOTAL INVESTMENT IN SECURITIES: 98.6%
(Cost $103,423,890)		121,336,452
Other Assets in Excess of Liabilities: 1.4%		1,751,628
TOTAL NET ASSETS: 100.0%		$123,088,080

ADR	American Depositary Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of December 31, 2012, the total market value of the investments considered illiquid were $7,877,212 or 6.4% of total net assets.
3	Less than 0.05%.
4	Seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$103,423,890
Gross unrealized appreciation	29,780,891
Gross unrealized depreciation	(11,868,329)
Net unrealized appreciation	$17,912,562

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$103,301,903	$-	$-	$103,301,903
Partnership & Trust	14,591,733	-	-	14,591,733
Call Options Purchased	-	3,442,500	-	3,442,500
Short-Term Investment	316	-	-	316
Total Investments	$117,893,952	$3,442,500	$-	$121,336,452

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 91.9%
Advertising & Public Relations: 1.1%
250,000	National Cinemedia, Inc.	$3,532,500
Air Transportation: 2.9%
400,000	Jetblue Airways Corp. *	2,284,000
500,000	U.S. Airways Group, Inc. *	6,750,000
		9,034,000
Apparel Manufacturing: 3.7%
350,000	Crocs, Inc. *	5,036,500
160,000	G-III Apparel Group Ltd. *	5,476,800
553,177	Heelys, Inc. * 1	1,233,585
		11,746,885
Basic Materials Manufacturing: 2.3%
150,000	Commercial Metals Co.	2,229,000
34,700	PMFG, Inc. *	315,423
288,300	U.S. Silica Holdings, Inc. *	4,823,259
		7,367,682
Broadcasting: 1.0%
400,000	Belo Corp.	3,068,000
Computer & Electronic Products: 5.2%
60,000	3D Systems Corp. *	3,201,000
200,000	Cirrus Logic, Inc. *	5,794,000
78,302	Interphase Corp. *	202,802
260,000	Kulicke & Soffa Industries, Inc. *	3,117,400
300,000	Omnivision Technologies, Inc. *	4,224,000
		16,539,202
Construction: 1.4%
300,000	Primoris Services Corp.	4,512,000
Depository Credit Intermediation: 2.6%
45,000	Texas Capital BancShares, Inc. *	2,016,900
300,000	ViewPoint Financial Group, Inc.	6,282,000
		8,298,900
Electrical Equipment: 1.6%
130,000	AZZ, Inc.	4,995,900
Financial Services: 0.5%
75,000	Southside Bancshares, Inc.	1,579,500
Food & Beverage Products: 1.5%
365,000	Smart Balance, Inc. *	4,708,500
Food Services: 4.8%
115,000	Cracker Barrel Old Country Store, Inc.	7,389,900
600,000	Krispy Kreme Doughnuts, Inc. *	5,628,000
300,000	Luby's, Inc. * 1	2,007,000
		15,024,900
Freight Transportation: 1.6%
220,000	Saia, Inc. *	5,086,400
Furniture Manufacturing: 1.6%
400,000	Steelcase, Inc.	5,096,000

General Manufacturing: 10.5%
290,400	A.T. Cross Co. - Class A * 1	3,130,512
140,000	Curtiss-Wright Corp.	4,596,200
170,000	Encore Wire Corp.	5,152,700
140,000	Helen of Troy Ltd. *	4,674,600
135,000	Spectrum Brands Holdings, Inc.	6,065,550
25,000	Texas Industries, Inc. *	1,275,250
225,000	Trinity Industries, Inc.	8,059,500
		32,954,312
Government Services: 2.7%
304,124	The GEO Group, Inc.	8,576,305
Health Care Services Pharmacy - 0.8%
225,000	BioScrip, Inc. *	2,423,250

Hotels, Restaurants & Leisure: 1.7%
100,000	Vail Resorts, Inc.	5,409,000
Insurance: 1.0%
100,000	Hallmark Financial Services, Inc. *	939,000
160,000	Hilltop Holdings, Inc. *	2,166,400
		3,105,400
Internet Services: 2.2%
125,000	Copart, Inc. *	3,687,500
300,000	Points International Ltd. *	3,342,000
		7,029,500
Machinery: 6.4%
110,000	Alamo Group, Inc.	3,590,400
330,000	Briggs & Stratton Corp.	6,956,400
85,000	Lufkin Industries, Inc.	4,941,050
300,000	Manitowoc, Inc.	4,704,000
		20,191,850
Mining, Oil & Gas Extraction: 11.4%
250,000	Alpha Natural Resources, Inc. *	2,435,000
130,000	Atwood Oceanics, Inc. *	5,952,700
160,000	Bonanza Creek Energy, Inc. *	4,446,400
100,000	Hercules Offshore, Inc. *	618,000
240,000	Kodiak Oil & Gas Corp. *	2,124,000
173,972	LinnCo, LLC *	6,287,348
363,500	Matador Resources Co. *	2,980,700
190,000	Oasis Petroleum, Inc. *	6,042,000
800,000	SandRidge Energy, Inc. *	5,080,000
		35,966,148
Motor Vehicle Parts Manufacturing: 1.8%
220,000	Cooper Tire & Rubber Co.	5,579,200
Movie Production & Theaters: 1.7%
200,000	Cinemark Holdings, Inc.	5,196,000
Nondepository Credit Intermediation: 2.0%
200,000	Nationstar Mortgage Holdings, Inc. *	6,196,000
Petroleum Products: 1.8%
638,500	Aegean Marine Petroleum Network, Inc.	3,371,280
125,000	Alon USA Energy, Inc.	2,261,250
		5,632,530

Rail Transportation: 0.8%
30,000	Kansas City Southern	2,504,400
Residential Building Construction: 1.1%
220,000	KB Home	3,476,000
Retail Trade: 12.1%
300,000	Chico's FAS, Inc. *	5,538,000
105,000	Group 1 Automotive, Inc.	6,508,950
120,000	Jos. A. Bank Clothiers, Inc. *	5,109,600
125,000	Lithia Motors, Inc.	4,677,500
70,000	Michael Kors Holdings Ltd. *	3,572,100
100,000	Sally Beauty Holdings, Inc. *	2,357,000
300,000	Shoe Carnival, Inc.	6,147,000
170,000	Titan Machinery, Inc. *	4,199,000
		38,109,150
Software Publishers: 0.7%
900,000	Glu Mobile, Inc. *	2,061,000
Transportation & Warehousing: 1.4%
70,000	Kirby Corp. *	4,332,300
TOTAL COMMON STOCKS
(Cost $256,318,863)		289,332,714
PARTNERSHIPS & TRUSTS: 3.8%
Land Ownership & Leasing: 1.7%
100,000	Texas Pacific Land Trust 1	5,343,000
Real Estate Investment Trusts: 2.1%
700,000	FelCor Lodging Trust, Inc. *	3,269,000
300,000	Medical Properties Trust, Inc.	3,588,000
		6,857,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $10,242,498)		12,200,000
SHORT-TERM INVESTMENTS: 4.9%
Money Market Funds 4.9%
10,798,554	Fidelity Money Market Portfolio - Select Class, 0.09% 2	10,798,554
4,484,519	Invesco Short-Term Portfolio - Institutional Class, 0.09% 2	4,484,519
		15,283,073
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,283,073)		15,283,073
TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $281,844,434)		316,815,787
Liabilities in Excess of Other Assets: (0.6)%		(1,991,694)
TOTAL NET ASSETS: 100.0%		$314,824,093

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$281,887,305
Gross unrealized appreciation	40,260,731
Gross unrealized depreciation	(5,332,249)
Net unrealized appreciation	$34,928,482

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$289,332,714	$-	$-	$289,332,714
Partnerships & Trusts	12,200,000	-	-	12,200,000
Short-Term Investments	15,283,073	-	-	15,283,073
Total Investments	$316,815,787	$-	$-	$316,815,787

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
Basic Materials Manufacturing: 2.7%
6,700	United States Steel Corp.	$159,929
Business Services: 6.9%
2,700	Visa, Inc.	409,266
Communications Equipment Manufacturing: 2.1%
2,000	QUALCOMM, Inc.	124,040
Depository Credit Intermediation: 2.8%
3,750	Texas Capital BancShares, Inc. *	168,075
Entertainment: 2.8%
3,300	Walt Disney Co.	164,307
Food & Beverage Products: 10.9%
8,000	The Coca-Cola Co.	290,000
5,000	The Hershey Co.	361,100
		651,100
Media: 3.4%
4,000	DIRECTV *	200,640
Mining, Oil & Gas Extraction: 21.5%
3,200	Continental Resources, Inc. *	235,168
1,200	EOG Resources, Inc.	144,948
11,000	Halliburton Co.	381,590
4,000	National Oilwell Varco, Inc.	273,400
5,500	Transocean Ltd.	245,575
		1,280,681
Motor Vehicle Manufacturing: 2.3%
1,500	Toyota Motor Corp. - ADR	139,875
Petroleum Products: 2.7%
1,500	Chevron Corp.	162,210
Pharmaceuticals: 4.7%
4,000	Johnson & Johnson	280,400
Rail Transportation: 4.2%
2,000	Union Pacific Corp.	251,440
Retail Trade: 19.4%
6,500	The Home Depot, Inc.	402,025
3,800	Costco Wholesale Corp.	375,326
5,500	Wal-Mart Stores, Inc.	375,265
		1,152,616
Transportation Equipment: 6.9%
4,000	The Boeing Co.	301,440
1,000	Cummins, Inc.	108,350
		409,790
TOTAL COMMON STOCKS
(Cost $5,053,865)		5,554,369
PARTNERSHIP & TRUST: 4.5%
Land Ownership & Leasing: 4.5%
5,000	Texas Pacific Land Trust 1	267,150

TOTAL PARTNERSHIP & TRUST
(Cost $169,793)		267,150
SHORT-TERM INVESTMENT: 1.4%
Money Market Fund: 1.4%
85,274	Fidelity Money Market Portfolio - Select Class, 0.09% 2	85,274
TOTAL SHORT-TERM INVESTMENT
(Cost $85,274)		85,274
TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $5,308,932)		5,906,793
Other Assets in Excess of Liabilities: 0.8%		44,910
TOTAL NET ASSETS: 100.0%		$5,951,703

ADR	American Depositary Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$5,308,943
Gross unrealized appreciation	857,330
Gross unrealized depreciation	(259,480)
Net unrealized appreciation	$597,850

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$5,554,369	$-	$-	$5,554,369
Partnership & Trust	267,150	-	-	267,150
Short-Term Investment	85,274	-	-	85,274
Total Investments	$5,906,793	$-	$-	$5,906,793

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 94.5%
Advertising & Public Relations: 2.3%
25,000	National CineMedia, Inc.	$353,250
Chemical Manufacturing: 4.0%
9,000	Procter & Gamble Co.	611,010
Computer & Electronic Products: 9.3%
3,000	International Business Machines Corp.	574,650
50,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	858,000
		1,432,650
Conglomerates: 3.4%
25,000	General Electric Co.	524,750
Food & Beverage Products: 7.9%
18,000	The Coca-Cola Co.	652,500
5,000	Kraft Foods Group, Inc. *	227,350
5,000	Pepsico, Inc.	342,150
		1,222,000
Food Services: 2.9%
7,000	Cracker Barrel Old Country Store, Inc.	449,820
General Manufacturing: 5.1%
4,000	Caterpillar, Inc.	358,320
5,000	Kimberly-Clark Corp.	422,150
		780,470
Government Services: 3.1%
17,006	The GEO Group, Inc.	479,559
Mining, Oil & Gas Extraction: 11.0%
6,000	Cliffs Natural Resources, Inc.	231,360
3,000	Diamond Offshore Drilling, Inc.	203,880
23,000	LinnCo, LLC *	831,220
8,000	Targa Resources Corp.	422,720
		1,689,180
Movie Production & Theaters: 3.7%
22,000	Cinemark Holdings, Inc.	571,560
Petroleum Products: 9.2%
3,500	Chevron Corp.	378,490
6,000	Exxon Mobil Corp.	519,300
11,000	HollyFrontier Corp.	512,050
		1,409,840
Pharmaceuticals: 13.0%
5,000	Abbott Laboratories	327,500
10,000	Eli Lilly & Co.	493,200
8,000	Johnson & Johnson	560,800
15,000	Merck & Co., Inc.	614,100
		1,995,600
Rail Transportation: 1.6%
2,000	Union Pacific Corp.	251,440
Retail Trade: 3.6%
9,000	The Home Depot, Inc.	556,650

Software Publishers: 1.2%
7,000	Microsoft Corp.	187,110
Telecommunications: 7.5%
15,000	AT&T, Inc.	505,650
15,000	Verizon Communications, Inc.	649,050
		1,154,700
Transportation Equipment: 2.0%
4,000	The Boeing Co.	301,440
Utilities: 3.7%
12,000	CenterPoint Energy, Inc.	231,000
5,333	Duke Energy Corp.	340,246
		571,246
TOTAL COMMON STOCKS
(Cost $12,499,667)		14,542,275
PARTNERSHIPS & TRUSTS: 4.2%
Real Estate Investment Trusts: 4.2%
20,000	Medical Properties Trust, Inc.	239,200
16,000	Mesabi Trust	407,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $658,774)		646,400
Principal
CORPORATE BOND: 1.8%
General Manufacturing: 1.8%%
	Texas Industries, Inc.
$250,000	9.250%, 8/15/20	269,375
TOTAL CORPORATE BOND
(Cost $224,893)		269,375
Shares
SHORT-TERM INVESTMENT: 0.7%
Money Market Fund: 0.7%
110,525	Fidelity Money Market Portfolio - Select Class, 0.09% 1	110,525
TOTAL SHORT-TERM INVESTMENT
(Cost $110,525)		110,525
TOTAL INVESTMENTS IN SECURITIES: 101.2%
(Cost $13,493,859)		15,568,575
Liabilities in Excess of Other Assets: (1.2)%		(180,818)
TOTAL NET ASSETS: 100.0%		$15,387,757

ADR	American Depositary Receipt
*	Non-income producing security.
1	Seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$13,493,859
Gross unrealized appreciation	2,213,105
Gross unrealized depreciation	(138,389)
Net unrealized appreciation	$2,074,716

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts.:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$14,542,275	$-	$-	$14,542,275
Partnerships & Trusts	646,400	-	-	646,400
Corporate Bond	-	269,375	-	269,375
Short-Term Investment	110,525	-	-	110,525
Total Investments	$15,299,200	$269,375	$-	$15,568,575

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Apparel Manufacturing: 7.9%
37,000	Crocs, Inc. *	$532,430
Broadcasting: 17.8%
50,000	Belo Corp.	383,500
280,000	Sirius XM Radio, Inc. *	809,200
		1,192,700
Computer & Electronic Products: 1.6%
217,379	Intrusion, Inc. * 1, 2	106,472
Food Services: 20.2%
8,000	Diamond Foods, Inc.	109,360
5,400	Green Mountain Coffee Roasters, Inc. *	223,344
60,000	Krispy Kreme Doughnuts, Inc. *	562,800
69,000	Luby's, Inc. * 1	461,610
		1,357,114
Furniture Manufacturing: 1.1%
70,000	Furniture Brands International, Inc. *	74,200
General Manufacturing: 10.2%
10,000	Encore Wire Corp.	303,100
3,000	Texas Industries, Inc. *	153,030
25,000	U.S. Concrete, Inc. *	226,250
		682,380
Internet Services: 5.0%
12,500	Facebook, Inc. *	332,875
Mining, Oil & Gas Extraction: 20.3%
12,000	Chesapeake Energy Corp.	199,440
350,000	HyperDynamics Corp. *	209,265
80,000	SandRidge Energy, Inc. *	508,000
10,000	Transocean Ltd.	446,500
		1,363,205
Publishing Industries: 4.2%
60,000	A.H. Belo Corp. - Class A 1	279,000
Retail Trade: 8.8%
17,500	Chico's FAS, Inc. *	323,050
13,500	J.C. Penney Co., Inc.	266,085
		589,135
TOTAL COMMON STOCKS
(Cost $6,292,989)		6,509,511
PARTNERSHIP & TRUST: 2.4%
Land Ownership & Leasing: 2.4%
3,000	Texas Pacific Land Trust 1	160,290
TOTAL PARTNERSHIP & TRUST
(Cost $109,969)		160,290

SHORT-TERM INVESTMENT: 0.5%
Money Market Fund: 0.5%
31,966	Fidelity Money Market Portfolio - Select Class, 0.09% 3	31,966
TOTAL SHORT-TERM INVESTMENT
(Cost $31,966)		31,966
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $6,434,924)		6,701,767
Liabilities in Excess of Other Assets: 0.0% 4		(1,712)
TOTAL NET ASSETS: 100.0%		$6,700,055

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of December 31, 2012, the total market value of the investments considered illiquid were $88,927 or 1.3% of total net assets.
3	Seven-day yield as of December 31, 2012.
4	Less than 0.05%.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments
Gross unrealized appreciation	$6,434,924
Gross unrealized depreciation	863,185
Net unrealized appreciation	(596,342)
$266,843

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts.:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,509,511	$-	$-	$6,509,511
Partnership & Trust	160,290	-	-	160,290
Short-Term Investment	31,966	-	-	31,966
Total Investments	$6,701,767	$-	$-	$6,701,767

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date         2/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date         2/26/13

By (Signature and Title)*            /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date         2/25/13

* Print the name and title of each signing officer under his or her signature.